SIGNIFICANT ACCOUNTING POLICIES - Taxes Payable (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate			33.65%	34.41%	34.34%
Tax expense on import of goods and services			$ 158,189	$ 174,360	$ 198,619
other tax expenses			$ 3,553
Argentina
SIGNIFICANT ACCOUNTING POLICIES
Tax loss carryforwards period			5 years
Withholding tax rate on dividends			7.00%
Uruguay
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate			25.00%
Paraguay
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate						10.00%
Additional tax rate to residents						8.00%
Additional tax rate to non residents			15.00%
USA
SIGNIFICANT ACCOUNTING POLICIES
Federal tax rate			21.00%
State of Florida tax rate				5.50%	3.535%
Chile
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate			10.00%
Chile | Transitory
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate	25.00%
Chile | Changes in tax rates or tax laws enacted or announced | Transitory
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate		12.50%